UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORDS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-22859

A&Q Masters Fund

(Exact name of registrant as specified in charter)

600 Washington Boulevard

                             Stamford, Connecticut 06901

(Address of principal executive offices) (Zip code)

Michael Kim, Esq.

UBS Alternative and Quantitative Investments LLC

1285 Avenue of the Americas

                      New York, New York 10019

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 719-1428

Date of fiscal year end:  March 31

Date of reporting period:  July 1, 2015 - June 30, 2016

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Proxy Voting Record

Issuer of Portfolio Security	Exchange Ticker Symbol	CUSIP #	Shareholder Meeting Date	Summary of Matter Voted On	Who Proposed Matter: Issuer /Shareholder	Whether Fund Cast Vote on Matter	Fund’s Vote For or Against Proposal, or Abstain; For or Withhold Regarding Election of Directors	Whether Vote was For or Against Management
Altai Capital Partners, LLC/ Altai Capital Partners Offshore, Ltd.	N/A	N/A	12/30/2015	Consent to the proposed changes to the principal terms.	Issuer	Yes	Consent	Consent
Altai Capital Partners, LLC/ Altai Capital Partners Offshore, Ltd.	N/A	N/A	1/22/2016	Consent to the proposed changes to the principal terms.	Issuer	Yes	Consent	Consent
Altai Capital Partners, LLC/ Altai Capital Partners Offshore, Ltd.	N/A	N/A	5/17/2016	Consent to the proposed plan of liquidation and to receive distribution in-kind.	Issuer	Yes	Consent	Consent
Pelham Long/Short Fund LP/ Pelham Long/Short Fund Ltd.	N/A	N/A	6/3/2016	Annual general meeting proposal to approve the appointment of KPMG Audit LLC as independent auditor, auditor report, reappointment of directors.	Issuer	Yes	For	For

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) A&Q Masters Fund

By (Signature and Title)* /s/William Ferri
William Ferri, Principal Executive Officer

Date 8/22/2016

* Print the name and title of each signing officer under his or her signature.